Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
16.	RELATED PARTY TRANSACTIONS

In April 2013, the Company entered into a laboratory, equipment sharing, services and license agreement with an entity affiliated with one of the Company’s directors. Fees recorded offsetting research and development expenses under this agreement and paid in the year ended December 31, 2014 and 2013, were $39,000 and $84,000, respectively.  On April 1, 2014, the Company sold used equipment to this entity and recorded proceeds from the sale of $30,000.  The agreement was terminated on April 1, 2014.

In August 2013 and February 2014, the Company issued convertible promissory notes to existing investors, as described in Notes 6.

In April 2014, these notes were converted into the Company’s common stock in connection with the IPO.

In April 2014, the Company converted all outstanding shares of the Company’s preferred stock held by existing investors into 6,826,004 shares of the Company’s common stock in connection with the IPO.